Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015	Jun. 30, 2015	May 31, 2015	Apr. 30, 2015	Mar. 31, 2015	Feb. 28, 2015	Jan. 31, 2015	Dec. 31, 2014
C000028474
Account Value [Line Items]
Line Graph and Table Measure Name	Service Shares
C000028469
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Shares
C000028468
Account Value [Line Items]
Line Graph and Table Measure Name	Service Shares
C000113248
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Shares
C000113249
Account Value [Line Items]
Line Graph and Table Measure Name	Service Shares
C000028478
Account Value [Line Items]
Line Graph and Table Measure Name	Service Shares
Lazard Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 32,604	$ 33,632	$ 31,534	$ 31,767	$ 31,123	$ 30,460	$ 29,905	$ 29,006	$ 27,698	$ 28,973	$ 28,067	$ 26,626	$ 26,334	$ 25,008	$ 22,875	$ 23,498	$ 24,673	$ 25,158	$ 24,288	$ 22,735	$ 22,647	$ 22,408	$ 21,825	$ 22,347	$ 20,907	$ 22,208	$ 21,106	$ 19,506	$ 21,500	$ 22,333	$ 20,418	$ 22,282	$ 22,312	$ 24,512	$ 23,742	$ 24,355	$ 25,878	$ 24,897	$ 25,282	$ 23,681	$ 24,793	$ 24,106	$ 23,705	$ 23,134	$ 23,029	$ 21,900	$ 21,142	$ 20,501	$ 20,593	$ 19,707	$ 17,569	$ 17,957	$ 18,635	$ 17,376	$ 16,443	$ 16,075	$ 15,259	$ 13,475	$ 15,623	$ 17,016	$ 17,035	$ 16,557	$ 15,950	$ 15,614	$ 15,345	$ 15,664	$ 15,435	$ 14,422	$ 15,420	$ 14,828	$ 14,614	$ 14,118	$ 13,002	$ 14,336	$ 14,054	$ 15,172	$ 15,147	$ 14,633	$ 14,163	$ 14,071	$ 13,684	$ 13,633	$ 13,912	$ 14,444	$ 13,721	$ 13,585	$ 13,185	$ 12,903	$ 12,596	$ 12,572	$ 12,339	$ 12,229	$ 12,105	$ 11,978	$ 11,970	$ 11,541	$ 11,327	$ 11,111	$ 10,635	$ 10,870	$ 10,853	$ 10,825	$ 10,412	$ 10,391	$ 10,208	$ 10,145	$ 9,478	$ 9,481	$ 10,048	$ 10,258	$ 10,202	$ 9,455	$ 9,739	$ 10,365	$ 10,194	$ 10,368	$ 10,226	$ 10,180	$ 10,285	$ 9,722	$ 10,000
Lazard Index: MSCI Emerging Markets Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Account Value	$ 14,294	14,314	14,847	15,538	14,566	14,334	14,292	13,753	13,676	13,615	13,286	12,682	13,299	12,799	11,850	12,330	12,662	13,493	12,702	12,237	12,446	12,588	12,218	13,064	12,108	12,281	10,695	11,037	12,502	12,450	12,481	13,370	13,312	14,096	14,422	14,866	15,152	14,873	15,505	15,353	15,988	15,580	16,704	16,676	16,298	15,902	16,146	16,024	15,546	14,482	13,256	12,988	13,200	12,914	11,854	11,043	10,958	10,039	11,866	12,526	13,139	12,226	12,244	11,748	11,528	12,119	12,269	11,548	12,452	12,195	12,093	12,067	11,095	11,398	10,947	11,991	12,055	12,390	12,123	12,648	13,112	13,170	13,420	14,068	12,987	12,537	12,511	12,087	12,136	11,871	11,203	11,091	10,772	10,542	10,282	9,977	9,460	9,439	9,894	9,870	9,745	9,508	9,053	8,704	9,042	8,993	7,942	7,955	8,507	8,701	9,054	8,452	8,714	9,581	10,295	10,569	11,011	10,225	10,372	10,060	10,000
Lazard Index: MSCI Emerging Markets Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Account Value	$ 14,294	14,314	14,847	15,538	14,566	14,334	14,292	13,753	13,676	13,615	13,286	12,682	13,299	12,799	11,850	12,330	12,662	13,493	12,702	12,237	12,446	12,588	12,218	13,064	12,108	12,281	10,695	11,037	12,502	12,450	12,481	13,370	13,312	14,096	14,422	14,866	15,152	14,873	15,505	15,353	15,988	15,580	16,704	16,676	16,298	15,902	16,146	16,024	15,546	14,482	13,256	12,988	13,200	12,914	11,854	11,043	10,958	10,039	11,866	12,526	13,139	12,226	12,244	11,748	11,528	12,119	12,269	11,548	12,452	12,195	12,093	12,067	11,095	11,398	10,947	11,991	12,055	12,390	12,123	12,648	13,112	13,170	13,420	14,068	12,987	12,537	12,511	12,087	12,136	11,871	11,203	11,091	10,772	10,542	10,282	9,977	9,460	9,439	9,894	9,870	9,745	9,508	9,053	8,704	9,042	8,993	7,942	7,955	8,507	8,701	9,054	8,452	8,714	9,581	10,295	10,569	11,011	10,225	10,372	10,060	10,000
Lazard Index: MSCI World Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Account Value	$ 21,681	22,261	21,285	21,715	21,325	20,776	20,416	20,007	19,151	19,889	19,271	18,487	18,267	17,413	15,919	16,395	17,133	17,553	16,982	16,013	16,175	15,897	15,420	15,800	14,755	15,410	14,408	13,443	14,822	15,468	14,330	15,689	15,676	17,097	16,641	17,073	18,027	17,289	17,676	16,729	17,453	17,029	16,730	16,484	16,250	15,528	15,028	14,653	14,799	14,197	12,587	12,986	13,450	12,608	12,033	11,722	11,182	10,081	11,618	12,690	12,768	12,396	12,060	11,761	11,516	11,757	11,698	10,975	11,647	11,248	11,102	10,778	10,000
Lazard Index: MSCI World Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Account Value	$ 25,812	26,503	25,340	25,853	25,388	24,734	24,306	23,819	22,800	23,679	22,942	22,009	21,748	20,730	18,952	19,518	20,398	20,897	20,218	19,064	19,257	18,926	18,358	18,810	17,566	18,346	17,154	16,005	17,646	18,415	17,061	18,678	18,663	20,355	19,812	20,326	21,462	20,583	21,044	19,916	20,779	20,274	19,917	19,625	19,346	18,487	17,891	17,444	17,619	16,902	14,985	15,460	16,013	15,010	14,325	13,955	13,312	12,002	13,832	15,108	15,201	14,758	14,358	14,002	13,710	13,997	13,927	13,066	13,866	13,391	13,218	12,832	11,905	12,885	12,739	13,748	13,672	13,504	13,096	13,102	13,020	12,872	13,159	13,728	13,039	12,865	12,592	12,359	12,088	12,071	11,789	11,745	11,501	11,333	11,213	10,911	10,654	10,405	10,258	10,461	10,405	10,397	9,976	10,089	10,033	9,877	9,249	9,318	9,910	10,088	10,139	9,395	9,755	10,446	10,262	10,507	10,472	10,231	10,394	9,819	10,000
Lazard Index: MSCI EAFE Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Account Value	$ 16,597	16,983	17,080	18,063	17,897	17,334	16,840	17,110	16,473	16,906	16,367	16,073	15,980	15,175	13,886	14,472	14,985	15,581	15,092	14,436	15,073	14,660	14,305	14,610	13,516	13,505	12,138	11,518	12,706	13,340	12,707	14,007	13,903	14,865	14,770	15,036	15,799	15,030	15,763	15,384	15,844	15,570	15,454	15,630	15,137	14,695	14,364	14,050	14,201	13,570	11,749	12,238	12,564	11,950	11,678	11,294	10,823	10,166	11,733	12,899	13,174	12,759	12,617	12,180	11,840	12,155	12,311	11,621	12,208	11,874	11,800	11,506	10,797	11,347	11,362	12,344	12,238	12,479	12,179	12,330	12,613	12,332	12,558	13,152	12,524	12,326	12,198	12,015	11,723	11,728	11,400	11,420	11,016	10,743	10,455	10,308	10,018	9,686	9,883	10,090	9,967	9,960	9,480	9,809	9,899	9,620	9,033	9,201	9,918	10,054	10,213	9,473	9,980	10,772	10,553	10,860	10,916	10,488	10,650	10,049	10,000
Lazard Index: Russell 2000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index
Account Value	$ 21,218	23,128	20,842	21,148	21,001	21,319	19,353	19,534	18,600	20,009	19,317	18,283	19,023	16,952	15,545	16,683	17,726	18,660	17,584	16,262	16,414	16,714	17,553	17,855	16,268	17,398	17,000	15,314	16,938	17,292	15,657	17,059	17,033	18,907	18,675	18,478	20,446	20,000	20,870	20,020	20,628	20,176	20,932	20,533	20,490	20,069	19,870	18,705	17,809	16,391	13,840	13,557	14,026	13,278	12,920	12,480	11,717	10,301	13,161	14,371	14,848	14,432	13,861	13,506	13,231	13,919	13,838	12,924	14,015	13,554	13,843	13,159	11,828	13,423	13,213	14,823	15,189	14,561	14,312	14,210	13,397	13,282	13,113	13,641	13,294	13,348	12,974	12,865	12,109	12,265	12,175	11,767	12,011	11,881	11,865	11,641	11,595	11,279	10,148	10,654	10,537	10,354	9,771	9,776	9,561	9,413	8,718	8,718	9,558	10,063	9,746	9,227	9,703	10,354	10,475	10,397	10,165	10,431	10,253	9,678	10,000
Lazard Index: GDMA Index
Account Value [Line Items]
Line Graph and Table Measure Name	GDMA Index
Account Value	$ 14,685	15,043	14,681	15,083	14,821	14,459	14,139	14,005	13,612	14,050	13,791	13,588	13,601	13,011	12,136	12,390	12,856	13,102	12,841	12,465	12,652	12,514	12,134	12,492	11,877	12,100	11,434	11,074	11,936	12,441	11,845	12,593	12,571	13,502	13,522	13,778	14,303	14,013	14,189	13,815	14,236	14,090	13,873	13,831	13,669	13,276	13,183	13,128	13,252	12,893	12,015	12,197	12,433	12,041	11,579	11,377	11,085	10,414	11,288	11,745	11,706	11,500	11,385	11,205	11,142	11,144	11,131	10,662	10,903	10,728	10,593	10,465	10,000
Lazard Index: GDMA Index
Account Value [Line Items]
Line Graph and Table Measure Name	GDMA Index
Account Value	$ 16,547	$ 16,950	$ 16,542	$ 16,996	$ 16,701	$ 16,293	$ 15,932	$ 15,781	$ 15,338	$ 15,832	$ 15,540	$ 15,311	$ 15,325	$ 14,661	$ 13,675	$ 13,961	$ 14,486	$ 14,763	$ 14,469	$ 14,045	$ 14,256	$ 14,101	$ 13,673	$ 14,076	$ 13,383	$ 13,635	$ 12,884	$ 12,479	$ 13,449	$ 14,019	$ 13,347	$ 14,190	$ 14,165	$ 15,214	$ 15,237	$ 15,526	$ 16,117	$ 15,790	$ 15,988	$ 15,567	$ 16,041	$ 15,876	$ 15,632	$ 15,585	$ 15,402	$ 14,959	$ 14,855	$ 14,793	$ 14,933	$ 14,527	$ 13,539	$ 13,744	$ 14,010	$ 13,568	$ 13,047	$ 12,820	$ 12,490	$ 11,735	$ 12,719	$ 13,234	$ 13,190	$ 12,959	$ 12,829	$ 12,626	$ 12,555	$ 12,557	$ 12,543	$ 12,014	$ 12,286	$ 12,089	$ 11,936	$ 11,792	$ 11,268	$ 11,591	$ 11,509	$ 12,017	$ 12,035	$ 11,955	$ 11,781	$ 11,810	$ 11,817	$ 11,844	$ 11,911	$ 12,218	$ 11,835	$ 11,735	$ 11,546	$ 11,459	$ 11,383	$ 11,319	$ 11,093	$ 11,076	$ 10,877	$ 10,738	$ 10,672	$ 10,502	$ 10,320	$ 10,221	$ 10,352	$ 10,602	$ 10,545	$ 10,566	$ 10,309	$ 10,217	$ 10,257	$ 10,098	$ 9,640	$ 9,569	$ 9,821	$ 9,881	$ 9,989	$ 9,598	$ 9,753	$ 10,081	$ 9,980	$ 10,120	$ 10,193	$ 10,023	$ 10,151	$ 9,901	$ 10,000